26. Revenue from the sale of goods and / or services (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Schedule of net operating revenue

Revenues from these services are recognized at a point of time and presented net of related costs and recognized when control of the service is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services.

	2019	2018	2017
Gross sales
Goods	61,176	53,643	48,597
Services rendered	641	456	365
Sales returns and cancellations	(273)	(484)	(523)
	61,544	53,615	48,439

Taxes on sales	(4,909)	(4,227)	(3,805)

Net operating revenue	56,635	49,388	44,634